Financial Risk Management(Table)	12 Months Ended
Dec. 31, 2020
Finacial Risk Management Abstract [Abstract]
Disclosure of credit risk exposure [Text Block]

The Group’s maximum exposures of financial instruments other than equity securities, to credit risk without consideration of collateral values as of December 31, 2019 and 2020, are as follows:

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Financial assets
Due from financial institutions measured at amortized cost*	￦	18,142,960	￦	22,720,091
Financial assets at fair value through profit or loss
Due from financial institutions measured at fair value through profit or loss		216,367		100,094
Securities measured at fair value through profit or loss		50,721,526		58,415,100
Loans measured at fair value through profit or loss		427,545		337,983
Financial instruments indexed to the price of gold		79,805		89,965
Derivatives		3,190,673		5,545,385
Loans measured at amortized cost*		339,684,059		377,166,984
Financial investments
Securities measured at fair value through other comprehensive income		43,556,848		58,456,889
Securities measured at amortized cost*		25,346,555		36,870,229
Loans measured at fair value through other comprehensive income		375,098		293,409
Other financial assets*		9,147,059		14,167,689

		490,888,495		574,163,818

Off-balance sheet items
Acceptances and guarantees contracts		8,327,494		8,548,928
Financial guarantee contracts		3,847,390		4,964,468
Commitments		151,797,615		159,133,983

		163,972,499		172,647,379

	￦	654,860,994	￦	746,811,197

*	After netting of allowance.

Disclosure Of The Credit Quality Of Loans [Text Block]

Credit qualities of loans as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	12-month expected credit losses		Lifetime expected credit losses				Not applying expected credit losses		Total
			Non-impaired		Impaired
	(In millions of Korean won)
Loans measured at amortized cost*
Corporate
Grade 1	￦	83,839,707	￦	2,621,898	￦	1,000	￦	—	￦	86,462,605
Grade 2		58,057,809		4,683,445		7,052		—		62,748,306
Grade 3		2,650,199		2,187,662		4,194		—		4,842,055
Grade 4		518,108		900,386		4,605		—		1,423,099
Grade 5		16,648		355,893		805,938		—		1,178,479

		145,082,471		10,749,284		822,789		—		156,654,544

Retail
Grade 1		146,265,744		3,611,001		8,155		—		149,884,900
Grade 2		7,081,846		4,433,832		29,304		—		11,544,982
Grade 3		2,080,690		1,541,647		11,366		—		3,633,703
Grade 4		185,081		387,811		9,722		—		582,614
Grade 5		10,180		587,448		545,295		—		1,142,923

		155,623,541		10,561,739		603,842		—		166,789,122

Credit card
Grade 1		8,390,177		96,052		—		—		8,486,229
Grade 2		5,695,069		719,065		—		—		6,414,134
Grade 3		1,558,999		1,161,396		—		—		2,720,395
Grade 4		26,404		390,941		—		—		417,345
Grade 5		350		135,630		474,327		—		610,307

		15,670,999		2,503,084		474,327		—		18,648,410

		316,377,011		23,814,107		1,900,958		—		342,092,076

Loans measured at fair value through other comprehensive income
Corporate
Grade 1		241,524		—		—		—		241,524
Grade 2		133,574		—		—		—		133,574
Grade 3		—		—		—		—		—
Grade 4		—		—		—		—		—
Grade 5		—		—		—		—		—

		375,098		—		—		—		375,098

		375,098		—		—		—		375,098

	￦	316,752,109	￦	23,814,107	￦	1,900,958	￦	—	￦	342,467,174

	December 31, 2020
	12-month expected credit losses		Lifetime expected credit losses				Not applying expected credit losses		Total
			Non-impaired		Impaired
	(In millions of Korean won)
Loans measured at amortized cost*
Corporate
Grade 1	￦	93,033,311	￦	4,646,801	￦	7,042	￦	—	￦	97,687,154
Grade 2		61,701,031		7,060,916		7,817		—		68,769,764
Grade 3		2,702,369		2,507,455		3,055		—		5,212,879
Grade 4		611,743		1,085,704		8,562		—		1,706,009
Grade 5		18,792		394,935		2,162,732		—		2,576,459

		158,067,246		15,695,811		2,189,208		—		175,952,265

Retail
Grade 1		163,261,012		3,536,290		6,789		—		166,804,091
Grade 2		8,828,445		4,197,409		34,896		—		13,060,750
Grade 3		2,519,004		1,322,878		9,012		—		3,850,894
Grade 4		225,262		402,881		8,352		—		636,495
Grade 5		39,466		636,361		672,397		—		1,348,224

		174,873,189		10,095,819		731,446		—		185,700,454

Credit card
Grade 1		8,210,540		412,555		—		—		8,623,095
Grade 2		5,831,625		708,405		—		—		6,540,030
Grade 3		1,526,382		1,216,434		—		—		2,742,816
Grade 4		16,978		247,241		—		—		264,219
Grade 5		2,101		118,907		506,462		—		627,470

		15,587,626		2,703,542		506,462		—		18,797,630

		348,528,061		28,495,172		3,427,116		—		380,450,349

Loans measured at fair value through other comprehensive income
Corporate
Grade 1		235,469		—		—		—		235,469
Grade 2		57,940		—		—		—		57,940
Grade 3		—		—		—		—		—
Grade 4		—		—		—		—		—
Grade 5		—		—		—		—		—

		293,409		—		—		—		293,409

		293,409		—		—		—		293,409

	￦	348,821,470	￦	28,495,172	￦	3,427,116	￦	—	￦	380,743,758

*	Before netting of allowance

Analysis Of Credit Exposures Using Internal Credit Grading System Explanatory

Credit qualities of loans graded according to internal credit ratings as of December 31, 2019 and 2020, are as follows:

	Range of Probability of Default (%)	Retail	Corporate

Grade 1	0.0 ~ 1.0	1 ~ 5 grade	AAA ~ BBB+
Grade 2	1.0 ~ 5.0	6 ~ 8 grade	BBB ~ BB
Grade 3	5.0 ~ 15.0	9 ~ 10 grade	BB- ~ B
Grade 4	15.0 ~ 30.0	11 grade	B- ~ CCC
Grade 5	30.0 ~	12 grade or under	CC or under

Disclosure Of The Quantification Of The Extent To Which Collateral And Other Credit Enhancements Mitigate Credit Risk For Loans [Text Block]

Quantification of the extent to which collateral and other credit enhancements mitigate credit risk of loans as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	12-month expected credit losses		Lifetime expected credit losses				Total
			Non-impaired		Impaired
	(In millions of Korean won)
Guarantees	￦	70,183,658	￦	3,839,736	￦	179,825	￦	74,203,219
Deposits and savings		4,478,032		118,221		8,034		4,604,287
Property and equipment		10,014,552		582,109		55,410		10,652,071
Real estate		155,769,901		10,839,595		417,815		167,027,311

	￦	240,446,143	￦	15,379,661	￦	661,084	￦	256,486,888

	December 31, 2020
	12-month expected credit losses		Lifetime expected credit losses				Total
			Non-impaired		Impaired
	(In millions of Korean won)
Guarantees	￦	79,088,720	￦	5,732,814	￦	187,512	￦	85,009,046
Deposits and savings		5,210,681		149,745		67,047		5,427,473
Property and equipment		11,607,675		808,476		120,471		12,536,622
Real estate		170,171,707		12,836,286		1,836,865		184,844,858

	￦	266,078,783	￦	19,527,321	￦	2,211,895	￦	287,817,999

Disclosure Of The Credit Quality Of Securities Excluding Equity Securities [Text Block]

Credit qualities of securities other than equity securities that are exposed to credit risk as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	12-month expected credit losses		Lifetime expected credit losses				Not applying expected credit losses		Total
			Non-impaired		Impaired
	(In millions of Korean won)
Securities measured at amortized cost*
Grade 1	￦	25,147,636	￦	—	￦	—	￦	—	￦	25,147,636
Grade 2		157,881		—		—		—		157,881
Grade 3		42,710		—		—		—		42,710
Grade 4		—		—		—		—		—
Grade 5		—		—		—		—		—

		25,348,227		—		—		—		25,348,227

Securities measured at fair value through other comprehensive income
Grade 1		40,206,856		—		—		—		40,206,856
Grade 2		3,337,327		—		—		—		3,337,327
Grade 3		12,665		—		—		—		12,665
Grade 4		—		—		—		—		—
Grade 5		—		—		—		—		—

		43,556,848		—		—		—		43,556,848

	￦	68,905,075	￦	—	￦	—	￦	—	￦	68,905,075

	December 31, 2020
	12-month expected credit losses		Lifetime expected credit losses				Not applying expected credit losses		Total
			Non-impaired		Impaired
	(In millions of Korean won)
Securities measured at amortized cost*
Grade 1	￦	36,467,719	￦	—	￦	—	￦	—	￦	36,467,719
Grade 2		359,551		—		—		—		359,551
Grade 3		38,847		7,061		—		—		45,908
Grade 4		—		—		—		—		—
Grade 5		—		—		—		—		—

		36,866,117		7,061		—		—		36,873,178

Securities measured at fair value through other comprehensive income
Grade 1		54,576,777		—		—		—		54,576,777
Grade 2		3,746,200		—		—		—		3,746,200
Grade 3		126,391		—		—		—		126,391
Grade 4		7,521		—		—		—		7,521
Grade 5		—		—		—		—		—

		58,456,889		—		—		—		58,456,889

	￦	95,323,006	￦	7,061	￦	—	￦	—	￦	95,330,067

*	Before netting of allowance

Analysis of credit exposures using external credit grading system [Text Block]

Credit qualities of securities other than equity securities, according to the credit ratings by external rating agencies as of December 31, 2019 and 2020, are as follows:

	Domestic				Foreign
Credit quality	KIS	NICE P&I	KAP	FnPricing Inc.	S&P	Fitch-IBCA	Moody’s
Grade 1	AA0 to AAA	AA0 to AAA	AA0 to AAA	AA0 to AAA	A- to AAA	A- to AAA	A3 to Aaa
Grade 2	A- to AA-	A- to AA-	A- to AA-	A- to AA-	BBB- to BBB+	BBB- to BBB+	Baa3 to Baa1
Grade 3	BBB0 to BBB+	BBB0 to BBB+	BBB0 to BBB+	BBB0 to BBB+	BB to BB+	BB to BB+	Ba2 to Ba1
Grade 4	BB0 to BBB-	BB0 to BBB-	BB0 to BBB-	BB0 to BBB-	B+ to BB-	B+ to BB-	B1 to Ba3
Grade 5	BB- or under	BB- or under	BB- or under	BB- or under	B or under	B or under	B2 or under

Credit qualities of debt securities denominated in Korean won are based on the lowest credit rating by the domestic agencies above, and those denominated in foreign currencies are based on the lowest credit rating by the foreign agencies above.

Disclosure Of The Credit Quality Of Due From Financial Institutions [Text Block]

Credit qualities of due from financial institutions as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	12-month expected credit losses		Lifetime expected credit losses				Not applying expected credit losses		Total
			Non-impaired		Impaired
	(In millions of Korean won)
Due from financial institutions measured at amortized cost*
Grade 1	￦	17,292,966	￦	—	￦	—	￦	—	￦	17,292,966
Grade 2		149,927		—		—		—		149,927
Grade 3		677,249		—		—		—		677,249
Grade 4		—		—		—		—		—
Grade 5		13,991		13,179		360		—		27,530

	￦	18,134,133	￦	13,179	￦	360	￦	—	￦	18,147,672

	December 31, 2020
	12-month expected credit losses		Lifetime expected credit losses				Not applying expected credit losses		Total
			Non-impaired		Impaired
	(In millions of Korean won)
Due from financial institutions measured at amortized cost*
Grade 1	￦	21,437,207	￦	—	￦	—	￦	—	￦	21,437,207
Grade 2		334,371		—		—		—		334,371
Grade 3		445,732		13,099		—		—		458,831
Grade 4		479,142		—		—		—		479,142
Grade 5		13,520		—		283		—		13,803

	￦	22,709,972	￦	13,099	￦	283	￦	—	￦	22,723,354

*	Before netting of allowance

The classification criteria of the credit qualities of due from financial institutions as of December 31, 2019 and 2020, is the same as the criteria for securities other than equity securities.

Disclosure Of The Quantification Of The Extent To Which Collateral And Other Credit Enhancements Mitigate Credit Risk For Derivatives [Text Block]

The quantification of the extent to which collateral mitigates credit risk of derivative financial instruments as of December 31, 2019 and 2020, are as follows:

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Deposits, savings, securities, etc.	￦	802,170	￦	1,651,322

Schedule Of Details Of Regional Loans [Text Block]

Details of loans by country as of December 31, 2019 and 2020, are as follows:

	December 31, 2019*
	Retail		Corporate		Credit card		Total		%	Allowances		Carrying amount
	(In millions of Korean won)
Korea	￦	166,310,457	￦	149,149,657	￦	18,642,111	￦	334,102,225	97.44	￦	(2,363,332)	￦	331,738,893
Europe		—		1,118,429		—		1,118,429	0.33		(4,181)		1,114,248
China		—		3,135,501		358		3,135,859	0.91		(20,654)		3,115,205
Japan		101		647,956		81		648,138	0.19		(576)		647,562
United States		—		2,333,269		—		2,333,269	0.68		(9,205)		2,324,064
Others		478,564		1,072,375		5,860		1,556,799	0.45		(10,069)		1,546,730

	￦	166,789,122	￦	157,457,187	￦	18,648,410	￦	342,894,719	100.00	￦	(2,408,017)	￦	340,486,702

	December 31, 2020*
	Retail		Corporate		Credit card		Total		%	Allowances		Carrying amount
	(In millions of Korean won)
Korea	￦	182,344,832	￦	160,385,598	￦	18,734,570	￦	361,465,000	94.85	￦	(2,433,702)	￦	359,031,298
Europe		—		2,042,979		—		2,042,979	0.54		(11,141)		2,031,838
China		—		4,518,737		654		4,519,391	1.19		(20,489)		4,498,902
Japan		94		923,354		10		923,458	0.24		(1,249)		922,209
United States		—		1,962,377		—		1,962,377	0.51		(21,489)		1,940,888
Cambodia		1,444,906		2,280,180		—		3,725,086	0.98		(89,652)		3,635,434
Indonesia		1,483,345		3,637,351		60,959		5,181,655	1.36		(699,947)		4,481,708
Others		427,276		833,080		1,437		1,261,793	0.33		(5,694)		1,256,099

	￦	185,700,453	￦	176,583,656	￦	18,797,630	￦	381,081,739	100.00	￦	(3,283,363)	￦	377,798,376

*	Amount includes loans measured at fair value through profit or loss, other comprehensive income and amortized cost.

Schedule Of Details Of Industrial Corporate Loans [Text Block]

Details of corporate loans by industry as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Loans		%	Allowances		Carrying amount
	(In millions of Korean won)
Financial institutions	￦	16,405,404	10.42	￦	(14,819)	￦	16,390,585
Manufacturing		43,265,607	27.48		(394,428)		42,871,179
Service		65,277,701	41.46		(195,205)		65,082,496
Wholesale & Retail		18,593,540	11.81		(99,051)		18,494,489
Construction		3,679,798	2.34		(194,737)		3,485,061
Public sector		1,250,909	0.79		(2,084)		1,248,825
Others		8,984,228	5.70		(56,662)		8,927,566

	￦	157,457,187	100.00	￦	(956,986)	￦	156,500,201

	December 31, 2020
	Loans		%	Allowances		Carrying amount
	(In millions of Korean won)
Financial institutions	￦	16,044,243	9.09	￦	(20,987)	￦	16,023,256
Manufacturing		45,884,606	25.98		(473,360)		45,411,246
Service		76,001,877	43.04		(385,093)		75,616,784
Wholesale & Retail		23,129,457	13.10		(241,021)		22,888,436
Construction		4,397,814	2.49		(190,819)		4,206,995
Public sector		1,660,370	0.94		(74,839)		1,585,531
Others		9,465,289	5.36		(285,660)		9,179,629

	￦	176,583,656	100.00	￦	(1,671,779)	￦	174,911,877

Schedule Of Types Of Retail And Credit Card Loans [Text Block]

Details of retail loans and credit card receivables as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Loans		%	Allowances		Carrying amount
	(In millions of Korean won)
Housing	￦	78,102,637	42.12	￦	(34,395)	￦	78,068,242
General		88,686,485	47.83		(676,927)		88,009,558
Credit card		18,648,410	10.05		(739,709)		17,908,701

	￦	185,437,532	100.00	￦	(1,451,031)	￦	183,986,501

	December 31, 2020
	Loans		%	Allowances		Carrying amount
	(In millions of Korean won)
Housing	￦	87,312,052	42.70	￦	(61,155)	￦	87,250,897
General		98,388,401	48.11		(848,933)		97,539,468
Credit card		18,797,630	9.19		(701,496)		18,096,134

	￦	204,498,083	100.00	￦	(1,611,584)	￦	202,886,499

Disclosure Of The Groups Credit Risk Industrial Concentration Of Due From Financial Institutions And Securities Excluding Equity Securities And Derivative [Text Block]

Details of credit risk of due from financial institutions, securities other than equity securities and derivative financial assets by industry as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Amount		%	Allowances		Carrying amount
	(In millions of Korean won)
Due from financial institutions measured at amortized cost
Finance and insurance	￦	18,147,672	100.00	￦	(4,712)	￦	18,142,960

		18,147,672	100.00		(4,712)		18,142,960

Due from financial institutions measured at fair value through profit or loss
Finance and insurance		216,367	100.00		—		216,367

		216,367	100.00		—		216,367

Securities measured at fair value through profit or loss
Government and government funded institutions		11,937,703	23.53		—		11,937,703
Finance and insurance		32,475,354	64.03		—		32,475,354
Others		6,308,469	12.44		—		6,308,469

		50,721,526	100.00		—		50,721,526

Derivative financial assets
Government and government funded institutions		7,330	0.23		—		7,330
Finance and insurance		3,003,371	94.13		—		3,003,371
Others		179,972	5.64		—		179,972

		3,190,673	100.00		—		3,190,673

Securities measured at fair value through other comprehensive income
Government and government funded institutions		16,744,232	38.44		—		16,744,232
Finance and insurance		21,439,272	49.22		—		21,439,272
Others		5,373,344	12.34		—		5,373,344

		43,556,848	100.00		—		43,556,848

Securities measured at amortized cost
Government and government funded institutions		11,115,435	43.86		(37)		11,115,398
Finance and insurance		12,279,883	48.44		(1,349)		12,278,534
Others		1,952,909	7.70		(286)		1,952,623

		25,348,227	100.00		(1,672)		25,346,555

	￦	141,181,313		￦	(6,384)	￦	141,174,929

	December 31, 2020
	Amount		%	Allowances		Carrying amount
	(In millions of Korean won)
Due from financial institutions measured at amortized cost
Finance and insurance	￦	22,723,354	100.00	￦	(3,263)	￦	22,720,091

		22,723,354	100.00		(3,263)		22,720,091

Due from financial institutions measured at fair value through profit or loss
Finance and insurance		100,094	100.00		—		100,094

		100,094	100.00		—		100,094

Securities measured at fair value through profit or loss
Government and government funded institutions		16,902,284	28.94		—		16,902,284
Finance and insurance		34,244,398	58.62		—		34,244,398
Others		7,268,418	12.44		—		7,268,418

		58,415,100	100.00		—		58,415,100

Derivative financial assets
Government and government funded institutions		44,670	0.81		—		44,670
Finance and insurance		4,925,535	88.82		—		4,925,535
Others		575,180	10.37		—		575,180

		5,545,385	100.00		—		5,545,385

Securities measured at fair value through other comprehensive income
Government and government funded institutions		26,205,864	44.83		—		26,205,864
Finance and insurance		24,847,602	42.51		—		24,847,602
Others		7,403,423	12.66		—		7,403,423

		58,456,889	100.00		—		58,456,889

Securities measured at amortized cost
Government and government funded institutions		24,018,884	65.14		(30)		24,018,854
Finance and insurance		11,019,911	29.89		(2,475)		11,017,436
Others		1,834,383	4.97		(445)		1,833,938

		36,873,178	100.00		(2,950)		36,870,228

	￦	182,114,000		￦	(6,213)	￦	182,107,787

Disclosure Of The Groups Credit Risk Regional Concentration Of Due From Financial Institutions And Securities Excluding Equity Securities And Derivative [Text Block]

Details of credit risk of due from financial institutions, securities other than equity securities and derivative financial assets by country as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Amount		%	Allowances		Carrying amount
	(In millions of Korean won)
Due from financial institutions measured at amortized cost
Korea	￦	13,864,687	76.40	￦	(555)	￦	13,864,132
United States		1,318,582	7.27		(1)		1,318,581
Others		2,964,403	16.33		(4,156)		2,960,247

		18,147,672	100.00		(4,712)		18,142,960

Due from financial institutions measured at fair value through profit or loss
Korea		216,367	100.00		—		216,367

		216,367	100.00		—		216,367

Securities measured at fair value through profit or loss
Korea		46,413,061	91.51		—		46,413,061
United States		1,939,330	3.82		—		1,939,330
Others		2,369,135	4.67		—		2,369,135

		50,721,526	100.00		—		50,721,526

Derivative financial assets
Korea		1,440,349	45.14		—		1,440,349
United States		529,956	16.61		—		529,956
France		358,951	11.25		—		358,951
Others		861,417	27.00		—		861,417

		3,190,673	100.00		—		3,190,673

Securities measured at fair value through other comprehensive income
Korea		40,948,853	94.01		—		40,948,853
United States		687,243	1.58		—		687,243
Others		1,920,752	4.41		—		1,920,752

		43,556,848	100.00		—		43,556,848

Securities measured at amortized cost
Korea		22,591,541	89.12		(1,034)		22,590,507
United States		1,312,941	5.18		(217)		1,312,724
Others		1,443,745	5.70		(421)		1,443,324

		25,348,227	100.00		(1,672)		25,346,555

	￦	141,181,313		￦	(6,384)	￦	141,174,929

	December 31, 2020
	Amount		%	Allowances		Carrying amount
	(In millions of Korean won)
Due from financial institutions measured at amortized cost
Korea	￦	16,535,849	72.78	￦	(607)	￦	16,535,242
United States		2,030,614	8.94		(283)		2,030,331
Others		4,156,891	18.28		(2,373)		4,154,518

		22,723,354	100.00		(3,263)		22,720,091

Due from financial institutions measured at fair value through profit or loss
Korea		100,094	100.00		—		100,094

		100,094	100.00		—		100,094

Securities measured at fair value through profit or loss
Korea		53,991,978	92.43		—		53,991,978
United States		2,370,538	4.06		—		2,370,538
Others		2,052,584	3.51		—		2,052,584

		58,415,100	100.00		—		58,415,100

Derivative financial assets
Korea		2,885,214	52.03		—		2,885,214
United States		706,866	12.75		—		706,866
Others		1,953,305	35.22		—		1,953,305

		5,545,385	100.00		—		5,545,385

Securities measured at fair value through other comprehensive income
Korea		54,786,461	93.72		—		54,786,461
United States		942,151	1.61		—		942,151
Others		2,728,277	4.67		—		2,728,277

		58,456,889	100.00		—		58,456,889

Securities measured at amortized cost
Korea		34,545,872	93.69		(2,283)		34,543,589
United States		1,049,387	2.85		(241)		1,049,146
Others		1,277,919	3.46		(426)		1,277,493

		36,873,178	100.00		(2,950)		36,870,228

	￦	182,114,000		￦	(6,213)	￦	182,107,787

Due from financial institutions and financial instruments at fair value through profit or loss that are linked to gold price and derivatives are mostly related to finance and insurance industry with high credit ratings.

Disclosure Of The Remaining Contractual Maturity Of Financial Assets And Liabilities Excluding Derivatives Held For Cash Flow Hedging [Text Block]

Remaining contractual maturity of financial assets and liabilities other than derivatives held for cash flow hedge as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	On demand		Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions[1]	￦	5,323,332	￦	1,038,805	￦	286,091	￦	822,123	￦	18,628	￦	—	￦	7,488,979
Financial assets at fair value through profit or loss		52,488,545		446,069		273,144		187,821		236,130		1,011,289		54,642,998
Derivatives held for trading[2]		3,008,598		—		—		—		—		—		3,008,598
Derivatives held for hedging[3]		—		4,892		20,216		37,441		41,401		66,176		170,126
Loans measured at amortized cost		2,908,095		33,042,040		32,668,128		125,125,270		94,802,566		96,757,198		385,303,297
Financial investments[4]
Financial assets at fair value through other comprehensive income		2,101,605		526,465		1,403,884		6,761,533		33,604,010		4,506,581		48,904,078
Securities measured at amortized cost		—		1,002,164		2,080,834		5,700,500		7,366,945		15,888,344		32,038,787
Other financial assets		71,528		6,578,005		179,790		1,373,850		40,243		35,927		8,279,343

	￦	65,901,703	￦	42,638,440	￦	36,912,087	￦	140,008,538	￦	136,109,923	￦	118,265,515	￦	539,836,206

	December 31, 2019
	On demand		Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Financial liabilities
Financial liabilities at fair value through profit or loss[2]	￦	2,663,327	￦	—	￦	—	￦	—	￦	—	￦	—	￦	2,663,327
Financial liabilities designated at fair value through profit or loss[2]		12,704,826		—		—		—		—		—		12,704,826
Derivatives held for trading[2]		2,842,950		—		—		—		—		—		2,842,950
Derivatives held for hedging[3]		—		14,764		15,588		1,652		20,044		129		52,177
Deposits[5]		141,821,986		17,180,492		27,300,542		110,410,809		10,804,440		2,354,504		309,872,773
Borrowings		7,074,508		12,341,516		3,057,980		8,994,817		4,950,294		1,763,234		38,182,349
Debentures		22,285		2,652,730		3,812,476		11,062,873		32,477,672		3,515,716		53,543,752
Lease liabilities		256		19,304		35,730		137,419		318,781		66,032		577,522
Other financial liabilities		114,320		17,663,385		187,976		212,059		693,921		119,637		18,991,298

	￦	167,244,458	￦	49,872,191	￦	34,410,292	￦	130,819,629	￦	49,265,152	￦	7,819,252	￦	439,430,974

Off-balance sheet items
Commitments[6]	￦	151,797,615	￦	—	￦	—	￦	—	￦	—	￦	—	￦	151,797,615
Financial guarantee contracts[7]		3,847,390		—		—		—		—		—		3,847,390

	￦	155,645,005	￦	—	￦	—	￦	—	￦	—	￦	—	￦	155,645,005

	December 31, 2020
	On demand		Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions[1]	￦	7,186,004	￦	1,449,949	￦	469,858	￦	1,217,217	￦	35,056	￦	—	￦	10,358,084
Financial assets at fair value through profit or loss		60,520,103		242,664		83,408		25,658		142,547		561,959		61,576,339
Derivatives held for trading[2]		5,210,512		—		—		—		—		—		5,210,512
Derivatives held for hedging[3]		—		9,371		32,816		74,364		70,863		88,462		275,876
Loans measured at amortized cost		3,126,366		29,240,531		35,862,097		135,526,320		116,211,931		103,685,410		423,652,655
Financial investments[4]
Financial assets at fair value through other comprehensive income		2,532,279		896,523		1,556,600		10,523,465		35,347,644		16,949,942		67,806,453
Securities measured at amortized cost		—		1,003,104		2,724,223		2,567,726		9,658,717		29,923,188		45,876,958
Other financial assets		89,855		11,514,303		206,227		1,273,876		73,735		48,019		13,206,015

	￦	78,665,119	￦	44,356,445	￦	40,935,229	￦	151,208,626	￦	161,540,493	￦	151,256,980	￦	627,962,892

	December 31, 2020
	On demand		Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Financial liabilities
Financial liabilities at fair value through profit or loss[2]	￦	2,025,952	￦	—	￦	—	￦	—	￦	—	￦	—	￦	2,025,952
Financial liabilities designated at fair value through profit or loss[2]		9,784,107		—		—		—		—		—		9,784,107
Derivatives held for trading[2]		5,014,072		—		—		—		—		—		5,014,072
Derivatives held for hedging[3]		—		3,123		4,120		62,147		35,198		109		104,697
Deposits[5]		182,111,594		17,207,360		28,485,765		99,879,946		12,133,364		1,664,509		341,482,538
Borrowings		9,333,894		17,730,230		4,923,897		9,617,100		7,616,809		938,374		50,160,304
Debentures		18,105		2,806,105		6,769,859		14,330,686		35,512,544		6,241,226		65,678,525
Lease liabilities		205		22,372		40,376		152,084		332,033		44,882		591,952
Other financial liabilities		217,866		24,153,880		208,745		329,291		748,593		215,447		25,873,822

	￦	208,505,795	￦	61,923,070	￦	40,432,762	￦	124,371,254	￦	56,378,541	￦	9,104,547	￦	500,715,969

Off-balance sheet items
Commitments[6]	￦	159,133,983	￦	—	￦	—	￦	—	￦	—	￦	—	￦	159,133,983
Acceptances and guarantees contracts		8,548,928		—		—		—		—		—		8,548,928
Financial guarantee contracts[7]		4,964,468		—		—		—		—		—		4,964,468

	￦	172,647,379	￦	—	￦	—	￦	—	￦	—	￦	—	￦	172,647,379

[1]	Restricted due from financial instruments amounting to ￦ 13,394,627 million and ￦ 15,331,515 million are excluded as of December 31, 2019 and 2020, respectively.
[2]

Financial liabilities measured or designated at fair value through profit or loss and derivatives held for trading are not managed by contractual maturity because they are expected to be traded or redeemed before maturity. Therefore, the carrying amounts of those financial instruments are included in the ‘On demand’ category.

[3]	Cash flows of derivative instruments held for hedging are shown at net amounts of cash inflows and outflows by remaining contractual maturity.
[4]

Equity securities designated as financial assets at fair value through other comprehensive income are included in the ‘On demand’ category because most are available for sale at any time. However, equity securities restricted from sale, are included in the category corresponding to the date on which the restriction is lifted.

[5]	Deposits that are contractually repayable on demand or on short notice are included in the ‘On demand’ category.
[6]	Commitments are included in the ‘On demand’ category because payments can be requested at any time.
[7]	Cash flows under financial guarantee contracts are classified based on the earliest period that the contract can be executed.

Disclosure Of The Contractual Cash Flows Of Derivatives Held For Cash Flow Hedging [Text Block]

Contractual cash flows of derivatives held for cash flow hedge as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Cash flow to be received (paid) of net-settled derivatives	￦	(639)	￦	(1,831)	￦	(5,021)	￦	(10,602)	￦	1,084	￦	(17,009)
Cash flow to be received of gross-settled derivatives		14,119		200,170		657,909		1,888,772		—		2,760,970
Cash flow to be paid of gross-settled derivatives		(18,171)		(199,141)		(671,375)		(1,955,650)		—		(2,844,337)

	December 31, 2020
	Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years	Total
	(In millions of Korean won)
Cash flow to be received (paid) of net-settled derivatives	￦	(1,082)	￦	(5,569)	￦	(15,132)	￦	(25,354)	￦ 290	￦	(46,847)
Cash flow to be received of gross-settled derivatives		85,064		220,339		517,929		2,289,277	—		3,112,609
Cash flow to be paid of gross-settled derivatives		(88,952)		(221,261)		(523,442)		(1,616,530)	—		(2,450,185)

Disclosure Of Value At Risk By Subsidiary [Text Block]

Ten-day VaR at a 99% confidence level of interest rate, stock price and foreign exchange rate risk for trading positions by Kookmin Bank for the years ended December 31, 2019 and 2020, are as follows:

Kookmin Bank

	2019
	Average		Minimum		Maximum		Dec. 31 2019
	(In millions of Korean won)
Interest rate risk	￦	11,190	￦	1,725	￦	20,467	￦	16,628
Stock price risk		3,434		2,402		4,310		3,914
Foreign exchange rate risk		15,760		11,416		20,704		13,081
Deduction of diversification effect								(13,246)

Total VaR	￦	17,545	￦	13,641	￦	24,849	￦	20,377

	2020
	Average		Minimum		Maximum		Dec. 31 2020
	(In millions of Korean won)
Interest rate risk	￦	59,147	￦	9,588	￦	105,983	￦	50,795
Stock price risk		15,379		3,787		24,821		24,821
Foreign exchange rate risk		36,281		5,302		67,766		49,338
Deduction of diversification effect								(7,320)

Total VaR	￦	105,428	￦	14,225	￦	158,798	￦	117,634

KB Securities Co., Ltd.

	2019
	Average		Minimum		Maximum		Dec. 31, 2019
	(In millions of Korean won)
Interest rate risk	￦	520,681	￦	460,539	￦	563,991	￦	563,991
Stock price risk		248,183		217,149		282,584		270,443
Foreign exchange rate risk		15,785		7,578		23,674		21,418
Commodity risk		3		1		20		1

	￦	784,652	￦	685,267	￦	870,269	￦	855,853

	2020
	Average		Minimum		Maximum		Dec. 31, 2020
	(In millions of Korean won)
Interest rate risk	￦	656,651	￦	575,053	￦	755,704	￦	755,704
Stock price risk		267,186		213,639		317,478		213,639
Foreign exchange rate risk		15,113		8,759		21,907		10,588
Commodity risk		18		1		56		18

	￦	938,968	￦	797,452	￦	1,095,145	￦	979,949

KB Insurance Co., Ltd.

	2019
	Average		Minimum		Maximum		Dec. 31, 2019
	(In millions of Korean won)
Interest rate risk	￦	3,418	￦	2,201	￦	4,904	￦	3,252
Foreign exchange rate risk		23,293		16,153		27,550		26,140

	￦	26,711	￦	18,354	￦	32,454	￦	29,392

	2020
	Average	Minimum	Maximum	Dec. 31, 2020
	(In millions of Korean won)
Interest rate risk	￦5,682	￦ 2,850	￦ 7,652	￦ 7,055
Foreign exchange rate risk	26,529	23,491	29,339	28,891

	￦ 32,211	￦ 26,341	￦ 36,991	￦ 35,946

KB Kookmin Card Co., Ltd.

	2020
	Average		Minimum		Maximum		Dec. 31, 2020
	(In millions of Korean won)
Foreign exchange rate risk	￦	2,712	￦	169	￦	7,861	￦	7,546

Prudential Life Insurance Company of Korea Ltd.

	2020
	Average		Minimum		Maximum		Dec. 31, 2020
	(In millions of Korean won)
Foreign exchange rate risk	￦	7,977	￦	7,977	￦	7,977	￦	7,977

KB Asset Management Co., Ltd.

	2019
	Average		Minimum		Maximum		Dec. 31, 2019
	(In millions of Korean won)
Interest rate risk	￦	417	￦	202	￦	1,238	￦	509
Stock price risk		3,456		1,965		6,248		6,248
Foreign exchange rate risk		825		362		1,427		362

	￦	4,698	￦	2,529	￦	8,913	￦	7,119

	2020
	Average		Minimum		Maximum		Dec. 31, 2020
	(In millions of Korean won)
Interest rate risk	￦	1,298	￦	—	￦	2,589	￦	—
Stock price risk		3,382		—		9,484		—
Foreign exchange rate risk		812		1,208		1,523		1,141

	￦	5,492	￦	1,208	￦	13,596	￦	1,141

KB Capital Co., Ltd.

	2020
	Average		Minimum		Maximum		Dec. 31, 2020
	(In millions of Korean won)
Foreign exchange rate risk	￦	810	￦	297	￦	1,315	￦	896

KB Life Insurance Co., Ltd.

	2019
	Average		Minimum		Maximum		Dec. 31, 2019
	(In millions of Korean won)
Interest rate risk	￦	2,630	￦	1,295	￦	3,597	￦	2,038

	2020
	Average		Minimum		Maximum		Dec. 31, 2020
	(In millions of Korean won)
Interest rate risk	￦	3,054	￦	1,784	￦	4,389	￦	2,743

KB Real Estate Trust Co., Ltd.

	2020
	Average		Minimum		Maximum		Dec. 31, 2020
	(In millions of Korean won)
Stock price risk	￦	399	￦	—	￦	435	￦	—

KB Investment Co., Ltd.

	2019
	Average		Minimum		Maximum		Dec. 31, 2019
	(In millions of Korean won)
Stock price risk	￦	—	￦	—	￦	—	￦	—
Foreign exchange rate risk		7,452		4,072		10,480		9,988

	￦	7,452	￦	4,072	￦	10,480	￦	9,988

	2020
	Average		Minimum		Maximum		Dec. 31, 2020
	(In millions of Korean won)
Stock price risk	￦	1,153	￦	—	￦	7,588	￦	6,253
Foreign exchange rate risk		11,864		10,167		12,625		11,655

	￦	13,017	￦	10,167	￦	20,213	￦	17,908

Schedule Of Required Equity Capital Using The Standardized Method Related To The Positions Which Are Not Measured By VaR Or The Non Banking Subsidiaries [Text Block]	Kookmin Bank

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Interest rate risk	￦	83,731	￦	40,290
Stock price risk		1,954		7,088
Foreign exchange rate risk		1,850		23,938

	￦	87,535	￦	71,316

Disclosure of Changes in equity value and net interest income of Kookmin Bank by scenario

Definition of non-trading position

Interest rate risk management targets for non-trading positions include both on-balance and off-balance assets, liabilities and derivatives that are sensitive to interest rate, except for trading positions that are subject to market risk measurement. Interest-sensitive assets and liabilities refer to interest-bearing assets and liabilities that generate interest income and interest expenses.

Observation method of market risk arising from non-trading position

As a qualitative methodology, interest rate risk is a change in equity and profit due to the changes in value of interest-sensitive assets, liabilities, etc., and is measured by ΔEVE or interest rate VaR and ΔNII. In addition, the average interest rate revision maturity and the longest interest rate revision maturity of demand deposits are managed through a quantitative methodology.

Interest rate risk levels

(a) Subsidiary Kookmin Bank

Kookmin Bank calculates ΔEVE by applying six interest rate shocks and stress scenarios, and ΔNII by applying parallel shock up and down scenarios. The results as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Changes in the Economic Value of Equity Capital (ΔEVE)		Changes in net interest income (ΔNII)
	(In millions of Korean won)
Scenario 1 (Parallel rise)	￦	483,207	￦	152,013
Scenario 2 (Parallel decline)		31,718		9,717
Scenario 3 (Short-term decline, long-term rise)		257,756
Scenario 4 (Short-term rise, long-term decline)		411,237
Scenario 5 (Short-term rise)		378,380
Scenario 6 (Short-term decline)		492,047
Maximum of 6 scenarios		492,047		152,013
Basic capital		27,609,684		—

	December 31, 2020
	Changes in the Economic Value of Equity Capital (ΔEVE)		Changes in net interest income (ΔNII)
	(In millions of Korean won)
Scenario 1 (Parallel rise)	￦	544,087	￦	415,339
Scenario 2 (Parallel decline)		—		—
Scenario 3 (Short-term decline, long-term rise)		245,337
Scenario 4 (Short-term rise, long-term decline)		423,673
Scenario 5 (Short-term rise)		466,220
Scenario 6 (Short-term decline)		480,246
Maximum of 6 scenarios		544,087		415,339
Basic capital		28,234,310		—

Disclosure Of Measurement Of Interest Rate VaR [Text Block]

Non-bank subsidiaries

Interest rate VaR is the maximum possible loss due to interest rate risk under a normal distribution at a 99.9% confidence level. The measurement results of risk as of December 31, 2019 and 2020, are as follows:

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
KB Securities Co., Ltd.	￦	20,605	￦	28,396
KB Insurance Co., Ltd.		345,292		585,648
KB Kookmin Card Co., Ltd.		49,878		64,783
Prudential Life Insurance Company of Korea Ltd.		—		132,576
KB Life Insurance Co., Ltd.		56,214		29,392
KB Capital Co., Ltd.		33,038		27,805
KB Savings Bank Co., Ltd.		6,510		6,014

Foreign Currency Disclosure [Text Block]

Details of financial instruments denominated in foreign currencies and translated into Korean won as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	USD		JPY		EUR		GBP		CNY		Others		Total
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	2,581,674	￦	354,484	￦	377,651	￦	128,600	￦	1,207,769	￦	840,250	￦	5,490,428
Financial assets at fair value through profit or loss		6,275,426		43,124		610,820		23,034		6,131		149,188		7,107,723
Derivatives held for trading		244,010		22,729		25,226		698		6,786		48,396		347,845
Derivatives held for hedging		83,610		—		—		—		—		—		83,610
Loans measured at amortized cost		14,478,537		484,087		795,285		178,628		1,205,297		991,445		18,133,279
Financial assets at fair value through other comprehensive income		4,643,921		21,267		71,078		—		282,390		39,186		5,057,842
Financial assets at amortized cost		2,380,000		—		304,484		—		97,845		101,958		2,884,287
Other financial assets		1,619,738		230,542		313,363		18,237		186,607		195,691		2,564,178

	￦	32,306,916	￦	1,156,233	￦	2,497,907	￦	349,197	￦	2,992,825	￦	2,366,114	￦	41,669,192

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,754,602	￦	—	￦	—	￦	—	￦	—	￦	—	￦	2,754,602
Derivatives held for trading		351,394		39,050		36,018		—		7,806		67,809		502,077
Derivatives held for hedging		35,538		—		—		—		—		—		35,538
Deposits		12,266,565		766,720		791,638		45,892		1,477,097		560,939		15,908,851
Borrowings		9,399,828		125,096		419,155		408,918		15,092		247,943		10,616,032
Debentures		5,007,285		—		—		—		—		338,225		5,345,510
Other financial liabilities		2,556,502		60,029		101,289		22,531		190,841		254,876		3,186,068

	￦	32,371,714	￦	990,895	￦	1,348,100	￦	477,341	￦	1,690,836	￦	1,469,792	￦	38,348,678

Off-balance sheet items	￦	18,702,327	￦	32,694	￦	176,756	￦	—	￦	252,369	￦	257,881	￦	19,422,027

	December 31, 2020
	USD		JPY		EUR		GBP		CNY		Others		Total
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	4,482,459	￦	583,545	￦	558,793	￦	113,586	￦	878,798	￦	1,152,515	￦	7,769,696
Financial assets at fair value through profit or loss		5,464,176		39,817		508,587		30,030		6,046		177,545		6,226,201
Derivatives held for trading		339,190		18,061		41,834		1,774		4,344		9,724		414,927
Derivatives held for hedging		112,431		—		—		—		—		—		112,431
Loans measured at amortized cost		18,783,163		565,918		1,387,089		259,787		1,617,715		5,597,016		28,210,688
Financial assets at fair value through other comprehensive income		5,446,539		5,271		35,478		—		342,804		224,801		6,054,893
Financial assets at amortized cost		1,660,713		—		300,315		—		108,594		537,966		2,607,588
Other financial assets		2,747,958		50,573		231,435		20,162		122,642		353,707		3,526,477

	￦	39,036,629	￦	1,263,185	￦	3,063,531	￦	425,339	￦	3,080,943	￦	8,053,274	￦	54,922,901

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	1,267,690	￦	—	￦	—	￦	—	￦	—	￦	—	￦	1,267,690
Derivatives held for trading		497,975		21,221		84,712		1,817		42,023		36,625		684,373
Derivatives held for hedging		139,528		—		—		—		—		14,050		153,578
Deposits		16,441,107		933,268		991,872		66,440		1,755,272		4,331,641		24,519,600
Borrowings		10,068,379		485,618		402,802		501,716		439		1,728,281		13,187,235
Debentures		5,135,667		—		666,873		—		—		308,675		6,111,215
Other financial liabilities		3,407,300		38,979		98,093		9,911		51,331		237,281		3,842,895

	￦	36,957,646	￦	1,479,086	￦	2,244,352	￦	579,884	￦	1,849,065	￦	6,656,553	￦	49,766,586

Off-balance sheet items	￦	14,991,859	￦	32,200	￦	248,007	￦	741	￦	253,472	￦	906,502	￦	16,432,781

Disclosure Of Objectives Policies And Processes For Managing Capital Explanatory

The Group complies with the capital adequacy standard established by the Financial Services Commission. This capital adequacy standard is based on Basel III revised by Basel Committee on Banking Supervision in Bank for International Settlements in June 2011 and was implemented in Korea in December 2013.

The Group is required to maintain a minimum Common Equity Tier 1 ratio of at least 8.0%, a minimum Tier 1 ratio of :9.5% and a minimum Total Regulatory Capital of 11.5% as of December 31, 2020.

The Group’s equity capital is classified into three categories in accordance with the Supervisory Regulations and Detailed Supervisory Regulations on Financial Holding Companies:

•

Common Equity Tier 1 Capital: Common equity Tier 1 Capital is the first to take losses in the Group and is the last to be compensated in liquidation of the Group and not repaid except for liquidation. It includes capital, capital surplus, retained earnings, non-controlling interests of the consolidated subsidiaries, accumulated other comprehensive income and other capital surplus etc.

•

Additional Tier 1 Capital: Additional Tier 1 Capital includes capital, capital surplus, etc. related to the issuance of capital securities of a permanent nature that meets the conditional capital securities requirements.

•

Tier 2 Capital: Tier 2 Capital means capital that can compensate for losses of the Group upon liquidation, including (a) the amount of subordinated bonds with maturity of not less than 5 years that meet the conditional capital securities requirements, and (b) the allowance for credit losses accumulated on the loans which are classified as normal or precautionary in accordance with Regulation on Supervision of Financial Holding Companies and others.

The risk-weighted assets are the magnitude of the amount of risk inherent in the total asset held by the Group. The Group calculates risk-weighted assets by each risk (credit risk, market risk, and operational risk) based on the Supervisory Regulations and Detailed Supervisory Regulations on Financial Holding Companies and uses them to calculate BIS ratio.

The Group evaluates and manages capital adequacy through separate internal policies. The valuation of capital adequacy compares the size of available capital (the amount of capital actually available) to the size of internal capital (the amount of capital required to cover all the significant risks faced by the Group under its target credit rating), which monitors financial soundness and provides a risk-adjusted performance measurement basis.

Internal capital refers to the capital required to prevent the insolvency from future unexpected losses. The Group operates a system to measure, allocate and manage internal capital to major subsidiaries by risk type.

The Risk Management Committee of the Group determines the risk appetite of the Group, allocates internal capital by risk type and major subsidiaries, and major subsidiaries operate capital efficiently within the range of the allocated internal capital. The Risk Management Department of the Group monitors internal capital limit management and reports it to the management and the Risk Management Committee. If the limit of internal capital is expected to be exceeded due to new businesses or business expansion, the Group’s capital adequacy management is carried out through review and approval by the Risk Management Committee in advance.

Details of the Group’s capital adequacy calculation in accordance with Basel III requirements as of December 31, 2019 and 2020, are as follows:

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Equity Capital:	￦	36,995,181	￦	40,080,136
Tier 1 Capital		35,426,114		36,895,778
Common Equity Tier 1 Capital		34,709,873		34,886,283
Additional Tier 1 Capital		716,241		2,009,495
Tier 2 Capital		1,569,067		3,184,358
Risk-weighted assets:		255,549,020		262,349,242
Equity Capital (%):		14.48		15.28
Tier 1 Capital (%)		13.86		14.06
Common Equity Tier 1 Capital (%)		13.58		13.30

Disclosure of nature and extent of risks arising from financial instruments [Text Block]

4.2.1 Overview of credit risk

Credit risk is the risk of loss from the portfolio of assets held due to the counterparty’s default, breach of contract and deterioration of credit quality. For risk management reporting purposes, the Group considers all factors of credit risk exposure, such as default risk of individual borrowers, country risk and risk of specific sectors.

The Group defines default as the definition applied to the calculation of Capital Adequacy Ratio under the new Basel Accord (Basel III).

4.2.2 Credit risk management

The Group measures the expected loss and economic capital for the assets subject to credit risk management, including on-balance and off-balance assets, and uses them as management indicators. The Group allocates and manages credit risk economic capital limits.

In addition, to prevent excessive concentration of exposures by borrower and industry, the total exposure limit at the Group level is introduced, applied, and managed to control the credit concentration risk.

All of the Kookmin Bank’s loan customers (individuals and corporates) are assigned with credit rating and managed by a comprehensive internal credit evaluation system. For individuals, the credit rating takes into account the personal information, income and job information, asset information, and bank transaction information. For corporates, the credit rating is evaluated by analyzing and utilizing financial and non-financial information which measures current and future corporate value and ability to repay the debt. Also, the extent to which it has the ability to meet debt obligations is comprehensively considered.

The credit rating, once assigned, serves as the fundamental instrument in Kookmin Bank’s credit risk management, and is applied in a wide range of credit risk management processes, including credit approval, credit limit management, loan pricing and computation of allowance for credit loss. For corporates, Kookmin Bank conducts a regular credit evaluation at least once a year, and the review and supervision departments regularly validate the adequacy of credit ratings to manage credit risks.

KB Kookmin Card Co., Ltd.’s credit scoring system is divided into Application Scoring System (“ASS”) and Behavior Scoring System (“BSS”). For applications that meet the eligibility criteria for card issuance, the card will be issued only if the ASS credit rating is above the standard. KB Kookmin Card Co., Ltd.’s internal information, a credit bureau company’s external information and personal information on the application are used to calculate the ASS credit rating. The BSS, which is recalculated on a weekly basis, predicts the delinquency probability of cardholders, and utilizes it to monitor cardholders and portfolio risk.

In order to establish a credit risk management system, the Group manages credit risk by forming a separate risk management organization. In particular, independent of the Sales Group, the Credit Analysis Group of Kookmin Bank, a subsidiary, is in charge of loan policy, loan system, credit rating, credit analysis, follow-up management and corporate restructuring. The Risk Management Group of Kookmin Bank is responsible for establishing policies on credit risk management, measuring and limiting economic capital of credit risk, setting credit limits, credit review, and verification of credit rating models.

4.3.1 Overview of liquidity risk

Liquidity risk is a risk that the Group becomes insolvent due to the mismatch between the inflow and outflow of funds, unexpected cash outflows, or a risk of loss due to financing funds at a high interest rate or disposing of securities at an unfavorable price due to lack of available funds. The Group manages its liquidity risk through analysis of the contractual maturity of interest-bearing assets and liabilities, assets and liabilities related to the other inflows and outflows of funds, and off-balance sheet items related to the inflows and outflows of funds such as currency derivative instruments and others.

4.3.2 Liquidity risk management and indicator

The liquidity risk is managed by risk management policies and liquidity risk management guidelines set forth in these policies applied to all risk management policies and procedures that may arise throughout the overall business of the Group.

The Group calculates and manages cumulative liquidity gaps and liquidity ratio for all transactions and off-balance transactions, that affect the cashflows in Korean won and foreign currency funds raised and operated for the management of liquidity risks and periodically reports them to the Risk Management Council and the Risk Management Committee.

4.4.1 Concept

Market risk refers to risks that can result in losses due to changes in market factors such as interest rates, stock prices, and exchange rates etc., which arise from securities and derivatives and others. The most significant risks associated with trading position are interest rate risk and currency risk, and additional risks include stock price risk. The non-trading position is also exposed to interest rate risk. The Group manages the market risks by dividing them into those arising from the trading position and those arising from the non-trading position. The above market risks are measured and managed by subsidiaries.

4.4.2 Risk management

The Group sets and monitors internal capital limits for market and interest rate risk to manage the risks of trading and non-trading positions. In order to manage market risk efficiently, the Group maintains risk management systems and procedures such as trading policies and procedures, market risk management guidelines for trading positions, and interest rate risk management guidelines for non-trading positions. The entire process is carried out through consultation with the Risk Management Council and approval of the Risk Management Committee of the Group.

4.4.3 Trading position

4.4.3.1 Definition of a trading position

The trading position, which is subject to market risk management, is the trading position defined in “Trading Policy and Guidelines” and the basic requirements for the trading position are as follows:

•	The target position has no restrictions on the sale, and the daily fair value assessment should be made and the embedded significant risk can be hedged in the market.

•	The trading position classification criteria should be clearly defined in the Trading Policy and Guidelines, and the trading position should be managed by a separate trading department.

•	The target position must be operated according to the documented trading strategy and the position’s limit management must be carried out.

•

The specialized dealer or operating department shall have the authority to execute the transaction without prior approval from the Risk Management Department, etc. within the pre-determined limits of the target position.

•	Target positions should be periodically reported to management for risk management of the Group.

Details of risk factors

(a) Interest rate risk

The interest rate risk for trading positions usually arises from debt securities denominated in Korean won. The Group’s trading strategy is to gain short-term trading gains from interest rate fluctuations. The Group manages interest rate risks associated with trading accounts using VaR and sensitivity analysis (Price Value of a Basis Point: PVBP).

(b) Stock price risk

Stock price risk occurs only in trading stocks denominated in Korean won because there are no trading stocks denominated in foreign currency. The portfolio of trading stocks denominated in Korean won consists of stocks listed on the exchange and derivatives linked to stocks and is managed by strict distributed investment limits.

(c) Foreign exchange rate risk

Foreign exchange rate risk arises from holding assets, liabilities and currency-related derivatives which are denominated in foreign currency. Most of the net foreign currency exposures occur in the US dollars and the Chinese Yuan. The Group also manages net foreign exchange exposures across trading and non-trading portfolios by setting a net foreign currency exposure limit at the same time setting a loss limit.

4.5.1 Concept

The Group defines operational risks broadly as all financial and non-financial risks from operating activities that negatively affect capital.

4.5.2 Risk management

The purpose of operational risk management is not only to comply with supervisory and regulatory requirements, but also to spread risk management culture, strengthen internal control, improve processes and provide timely feedback to management and all employees. Kookmin Bank, a subsidiary, established a Business Continuity Planning (BCP) to carry out continuous work in emergency situations and established alternative facilities. The Group conducts simulation training for headquarters and IT departments to check the business continuity framework.